Other Operating Income - Summary of Other Operating Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Non-Operating Income Expense [line items]
Services	$ 1,437,130	$ 1,516,950
Derecognition or substantial modification of financial liabilities	703,466
Adjustments and interest from other receivables	264,015	107,355
Sale of investment property and other nonfinancial assets	49,004	16,857
Sale of property, plant and equipment	37,948	410
Other	855,678	963,812
Operating income	$ 3,347,241	$ 2,605,384